LONG-TERM DEBT (Detail Textuals) - Amobee Group Pte Ltd - US Holding Inc. - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Long Term Liabilities [Line Items]
Secured term loan	$ 90,000	$ 100,000
Revolving credit facility	90,000	90,000
Proceeds of revolving credit facility	$ 10,000
Interest expenses		2,278	$ 6,854	$ 1,505
Interest paid		$ 3,959	$ 6,601